STATEMENTS OF CASH FLOWS (USD $)	3 Months Ended
	Aug. 31, 2011	Aug. 31, 2010
OPERATING ACTIVITIES
Net (loss) for the quarter	$ (256,295)	$ (214,680)
Depreciation & amortization	3,837	3,812
Share based compensation		160,741
Changes in operating activities and liabilities
Other current assets	(3,159)	492
Accounts receivable	(2,486)	(7,667)
Accounts payable	(993)	(2,536)
Deferred revenues	(29,910)	8,723
Other accrued liabilities	(8,631)	(2,456)
Net cash (used in) operating activities	(297,637)	(53,571)
INVESTING ACTIVITIES
Purchase of equipment	(3,960)	(3,601)
FINANCING ACTIVITIES
Proceeds from private placement	544,000
Cash used for treasury stock purchase and retirement	(100,000)
Net cash increase financing activities	444,000
Increase (decrease) in cash and cash equivalents	142,403	(57,172)
Cash and cash equivalents, beginning of quarter	252,302	154,802
Cash and cash equivalents, end of quarter	394,705	97,630
Supplemental disclosure of cash flow information
Non-Cash debt transaction to purchase and retire treasury stock	150,000
Cash paid for interest, net of interest capitalized	0	0
Cash paid for income taxes	0	0
Cash paid for China representative office tax	$ 13,245	$ 11,318